Related party transactions	12 Months Ended
Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions [Text Block]

11.  Related party transactions

Key management personnel compensation

Key management personnel are those having authority and responsibility for planning, directing and controlling the activities of KWESST directly or indirectly, including any of our directors (executive and non-executive).

Key management personnel compensation comprised the following:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021
Wages and benefits	$505,026	$641,338	$427,252
Consulting fees	628,264	529,529	180,000
Directors compensation	130,000	70,000	85,000
Share-based compensation	167,027	860,400	988,716
Total	$1,430,317	$2,101,267	$1,680,968

The consulting fees relate to compensation to our Executive Chairman (via his private corporation, DEFSEC Corp), as well as compensation to our previous Vice President who was an employee prior to fiscal year 2023 and was included in wages and benefits for fiscal year 2022. Fiscal year 2022 also included a bonus to the Executive Chairman, which was approved by our Board of Directors and paid only after the U.S. IPO and Canadian Offering. Consulting fees also includes fees payable to an independent director for advisory services relating to PARA OPSTM.

Other related party transactions:

  In April 2021, two directors and the CFO of KWESST participated in the brokered private placement (see Note 15(a)); collectively, they purchased 1,029 Units for a total consideration of $90,000. This transaction was recorded at fair value.
  In March 2022, two directors, the Executive Chairman, and the CFO of KWESST participated in the March 2022 Loans for an aggregate amount of $74,000 and received a total of 529 bonus common shares (see Note 12).
  In July 2022, one director, the Executive Chairman, and the CFO of KWESST participated in the July 2022 Offering (see Note 15(a)); collectively, they purchased 5,813 Units for a total consideration of $87,500. This transaction was recorded at fair value.
  In August 2022, our Executive Chairman and CFO advanced a total of $60,000 to KWESST for employee payroll purposes. This advance was repaid on August 30, 2022.

At September 30, 2023 there was $216,730 (2022 - $672,531) outstanding amount in accounts payable and accrued liabilities due to our officers and directors for unpaid wages, bonuses, director fees and expense reimbursements.